Accounting for derivative instruments and hedging activities (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2012 Natural gas swaps mmbtu	Dec. 31, 2011 Natural gas swaps mmbtu	Dec. 31, 2010 Natural gas swaps mmbtu	Mar. 31, 2012 Gas purchase agreements gigajoule	Dec. 31, 2011 Gas purchase agreements gigajoule	Mar. 31, 2012 Interest rate swaps USD ($)	Dec. 31, 2011 Interest rate swaps USD ($)	Dec. 31, 2010 Interest rate swaps USD ($)	Mar. 31, 2012 Currency forward CAD	Dec. 31, 2011 Currency forward CAD	Dec. 31, 2010 Currency forward CAD
Derivative instruments
Volume of forecasted transactions (in Mmbtu)	12,870,000	14,140,000	15,540,000	31,785,000	33,957,000
Volume of forecasted transactions, (in dollars)						$ 51,376	$ 52,711	$ 44,228	248,986	312,533	219,800